Consolidated Balance Sheets (Parenthetical) - ₪ / shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in NIS per share)	₪ 0.01	₪ 0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	54,441	53,881
Common stock, shares outstanding	54,441	53,881